Capital and Reserves - Schedule of Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Number outstanding	24,606,732	19,847,431
Options outstanding, Weighted average remaining contractual life (years)	2 years 4 months 28 days	2 years 10 months 21 days
Options exercisable, Number outstanding	19,881,930	13,905,169
Options exercisable, Weighted average remaining contractual life (years)	2 years 1 month 20 days	2 years 6 months 3 days
Exercise Price Range 1 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.48
Options outstanding, Number outstanding	450,000	450,000
Options outstanding, Weighted average remaining contractual life (years)	2 years 2 months 16 days	3 years 2 months 16 days
Options exercisable, Exercise prices	$ 0.48
Options exercisable, Number outstanding	450,000	450,000
Options exercisable, Weighted average remaining contractual life (years)	2 years 2 months 16 days	3 years 2 months 16 days
Exercise Price Range 2 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.49
Options outstanding, Number outstanding	6,034,000	6,058,000
Options outstanding, Weighted average remaining contractual life (years)	2 years 3 months 4 days	3 years 3 months 4 days
Options exercisable, Exercise prices	$ 0.49
Options exercisable, Number outstanding	6,034,000	4,001,340
Options exercisable, Weighted average remaining contractual life (years)	2 years 3 months 4 days	3 years 3 months 4 days
Exercise Price Range 3 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.50
Options outstanding, Number outstanding	2,323,332	3,107,831
Options outstanding, Weighted average remaining contractual life (years)	1 year 9 months 22 days	2 years 3 months 19 days
Options exercisable, Exercise prices	$ 0.50
Options exercisable, Number outstanding	2,323,332	3,107,831
Options exercisable, Weighted average remaining contractual life (years)	1 year 9 months 22 days	2 years 3 months 19 days
Exercise Price Range 4 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.72
Options outstanding, Number outstanding	200,000	200,000
Options outstanding, Weighted average remaining contractual life (years)	8 months 16 days	1 year 8 months 16 days
Options exercisable, Exercise prices	$ 0.72
Options exercisable, Number outstanding	200,000	200,000
Options exercisable, Weighted average remaining contractual life (years)	8 months 16 days	1 year 8 months 16 days
Exercise Price Range 5 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.76
Options outstanding, Number outstanding	5,620,000
Options outstanding, Weighted average remaining contractual life (years)	3 years 10 months 6 days	0 years
Options exercisable, Exercise prices	$ 0.76
Options exercisable, Number outstanding	2,810,000
Options exercisable, Weighted average remaining contractual life (years)	3 years 10 months 6 days	0 years
Exercise Price Range 6 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.89
Options outstanding, Number outstanding	1,125,000	1,125,000
Options outstanding, Weighted average remaining contractual life (years)	3 months 15 days	1 year 3 months 15 days
Options exercisable, Exercise prices	$ 0.89
Options exercisable, Number outstanding	1,124,998	1,099,998
Options exercisable, Weighted average remaining contractual life (years)	3 months 15 days	1 year 3 months 15 days
Exercise Price Range 7 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 1.75
Options outstanding, Number outstanding	5,744,400	5,796,600
Options outstanding, Weighted average remaining contractual life (years)	3 years 1 month 6 days	4 years 1 month 2 days
Options exercisable, Exercise prices	$ 1.75
Options exercisable, Number outstanding	3,829,600	1,936,000
Options exercisable, Weighted average remaining contractual life (years)	3 years 1 month 6 days	4 years 29 days
Exercise Price Range 8 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 1.77
Options outstanding, Number outstanding	3,110,000	3,110,000
Options outstanding, Weighted average remaining contractual life (years)	1 month 27 days	1 year 1 month 27 days
Options exercisable, Exercise prices	$ 1.77
Options exercisable, Number outstanding	3,110,000	3,110,000
Options exercisable, Weighted average remaining contractual life (years)	1 month 27 days	1 year 1 month 27 days
Non-incentive Options [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Number outstanding	327,700	327,700
Options outstanding, Weighted average remaining contractual life (years)	2 years 5 months 20 days	3 years 5 months 23 days
Non-incentive Options [Member] | Exercise Price Range 1 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.29
Options outstanding, Number outstanding	37,600	37,600
Options outstanding, Weighted average remaining contractual life (years)	5 years 11 months 8 days	6 years 11 months 8 days
Non-incentive Options [Member] | Exercise Price Range 2 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.37
Options outstanding, Number outstanding	103,400	103,400
Options outstanding, Weighted average remaining contractual life (years)	1 year 6 months 18 days	2 years 6 months 18 days
Non-incentive Options [Member] | Exercise Price Range 3 [Member]
CapitalCommitmentsLineItems [Line Items]
Options outstanding, Exercise prices	$ 0.40
Options outstanding, Number outstanding	186,700	186,700
Options outstanding, Weighted average remaining contractual life (years)	2 years 3 months 15 days	3 years 3 months 15 days